COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Commitments

Other than the commitments discussed in Note 9, we did not have any other significant capital or other commitment as of September 30, 2025 and 2024.

Contingencies

From time to time, the Company is subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of September 30, 2025, the Company has no significant outstanding litigation.